Acquisitions - Acquired In-process Research and Development of BDL (Details) - BDL Products Inc - Stock purchase agreement - USD ($)		1 Months Ended
	Mar. 19, 2018	Aug. 31, 2015
Business Acquisition [Line Items]
Cash payment to acquire interest in subsidiaries and affiliates		$ 100.00
Minimum qualified financing		$ 50,000,000.0
Aggregate common stock to be issued (in shares)		309,916
Issuance of common stock upon acquisition (in shares)	309,916
Common class A
Business Acquisition [Line Items]
Common stock to be issued, value		$ 6,000,000